14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows Complementary Information
Income tax	$ 35	$ (130)	$ (32)
Accrued interest	132	110	105
Depreciations and amortizations	205	186	165
Constitution of allowances, net	9	2	2
Provision of provisions and tax payables, net	5	4	12
Share of profit from joint ventures and associates	(85)	(101)	(118)
Income from the sale of companies			(28)
Accrual of defined benefit plans	11	11	3
Net exchange differences	(14)	6	780
Result from measurement at present value	(2)	(55)	74
Changes in the fair value of financial instruments	(19)	(88)	(44)
Results from property, plant and equipment sale and decreases		5	4
Results for the repurchase of corporate bonds	(38)	(25)	(2)
Impairment of property, plant and equipment, intangible assets and inventories	139	62	32
Dividends received	(1)	(1)	(1)
Compensation agreements	1	(1)	5
Result from the sale of shareholdings in companies, property, plant and equipment			(44)
Onerous contract (Ship or pay)			7
Gain on monetary position, net			(403)
Other	2	(8)	4
Total adjustments to reconcile net profit to cash flows generated by operating activities	$ 380	$ (23)	$ 521